Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2014	$ 316,952	$ 426	$ 274,276	$ 42,258	$ (8)
Balance (in shares) at Dec. 31, 2014		42,618,322
Shares issued on exercise of options	$ 3,996	$ 6	3,990
Shares issued on exercise of options (in shares)	600,000	600,000
Cancellation of shares	$ (36,736)	$ (65)	(36,671)
Cancellation of shares (in shares)		(6,518,750)
Stock-based compensation expenses	1,685		1,685
Net income (loss)	(13,158)			(13,158)
Cash dividends declared ($0.08 per share in 2015, $0.28 per share in 2016 and $0.28 per share in 2017)	(2,936)			(2,936)
Cash dividends reversal	179			179
Foreign currency translation adjustment	(4,417)				(4,417)
Balance at Dec. 31, 2015	265,565	$ 367	243,280	26,343	(4,425)
Balance (in shares) at Dec. 31, 2015		36,699,572
Shares issued on exercise of options	$ 3,288	$ 4	3,284
Shares issued on exercise of options (in shares)	471,869	471,869
Cancellation of shares	$ (6,258)	$ (7)	(6,251)
Cancellation of shares (in shares)		(724,750)
Stock-based compensation expenses	1,223		1,223
Net income (loss)	(9,534)			(9,534)
Cash dividends declared ($0.08 per share in 2015, $0.28 per share in 2016 and $0.28 per share in 2017)	(10,205)			(10,205)
Cash dividends reversal	3			3
Foreign currency translation adjustment	(7,736)				(7,736)
Balance at Dec. 31, 2016	$ 236,346	$ 364	241,536	6,607	(12,161)
Balance (in shares) at Dec. 31, 2016	36,446,691	36,446,691
Shares issued on exercise of options	$ 6,908	$ 12	6,896
Shares issued on exercise of options (in shares)	1,104,500	1,104,500
Cancellation of shares (in shares)	0
Stock-based compensation expenses	$ 1,424		1,424
Net income (loss)	3,944			3,944
Cash dividends declared ($0.08 per share in 2015, $0.28 per share in 2016 and $0.28 per share in 2017)	(10,514)			(10,514)
Cash dividends paid	(61)			(61)
Foreign currency translation adjustment	6,311				6,311
Balance at Dec. 31, 2017	$ 244,358	$ 376	$ 249,856	$ (24)	$ (5,850)
Balance (in shares) at Dec. 31, 2017	37,551,191	37,551,191